UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                          FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122

13-F File Number:

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:

      Geofrey J. Greenleaf   Shaker Heights, OH    September 30, 1999


Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[ ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



                          FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    116

Form 13F Information Table Value Total:    $122,387


List of Other Included Managers:

No.  13F File Number      Name




           Item 6:                               Item 8:
          Item 1:               Item 2:      Item 3:    Item 4:   Item 5:
           Investment Discr Item 7:
             Voting Authority
        Name of Issuer      Title of Class    CUSIP   Fair Market Shares or
       (b) Shared-
Managers            (Shares)
                                               Number    Value    Principal
(a) Sole  As Defined (c) ShareSee Instr
(a) Sol (b) Shar(c) None
                                                                   Amount
        in Instr.       Other
Abbott Laboratories        Common           002824100    1,911.2    52,093
52,093
                52,093
AER Energy Resources       Common           000944108       22.5    59,163
59,163
                  59,163
Alltel                     Common           020039103      256.6     3,946
3,946
    3,946
American Home Prod         Common           026609107      606.7    14,620
14,620
                  14,620
American Int'l Group       Common           026874107    1,196.7    13,765
13,765
                13,765
Amgen Inc.                 Common           031162100    2,712.6    33,283
33,283
            33,283
Applied Digital Access Inc.Common           038181103      124.5    24,000
24,000
                  24,000
Asyst Technologies         Common           04648X107    1,354.7    41,050
41,050
                41,050
AT&T                       Common           001957109      213.5     4,908
4,908
        4,908
Avery Dennison             Common           053611109    1,633.4    30,965
30,965
              30,965
BB&T Corp                  Common           054937107    2,029.0    62,673
62,673
              62,673
Becton Dickinson & Co.     Common           075887109    1,642.8    58,540
58,540
                   58,540
BJ Wholesale Club          Common           05548J106    1,895.0    64,100
64,100
               64,100
BMC Software Inc.          Common           055921100    3,177.4    44,400
44,400
                 44,400
Boston Scientific Corp.    Common           101137107    1,681.9    67,955
67,955
                 67,955
BP Amoco PLC               Common           055622104      421.9     3,807
3,807
               3,807
Bristol-Meyers Squibb      Common           110122108      422.3     6,356
6,356
               6,356
Cedar Fair                 Dep. Unit        150185106    2,823.4   136,066
136,066
         136,066
Chart Industries Ind.      Common           16115Q100       56.1    11,370
11,370
             11,370
Cintas                     Common           172908105      392.5     6,790
6,790
      6,790
Cisco Systems              Common           17275R102    5,997.2    87,471
87,471
             87,471
Clarify Inc.               Common           180492100    1,373.6    27,301
27,301
         27,301
Cleveland-Cliffs Inc.      Common           185896107      353.2    11,349
11,349
             11,349
Credence Systems           Common           225302108      460.0    10,250
10,250
               10,250
Dal-Tile Int'l Inc.        Common           23426R108    2,044.9   257,625
257,625
            257,625
Datawatch Corp.            Common           237917109       40.0    40,000
40,000
             40,000
Dayton Hudson Corp.        Common           239753106      235.4     3,920
3,920
                 3,920
DeVry Inc.                 Common           251893103    1,070.0    53,500
53,500
           53,500
Disney (Walt)              Common           254687106    1,440.9    55,418
55,418
            55,418
Dover Corp.                Common           260003108    1,909.5    46,715
46,715
            46,715
Dow Chemical               Common           260543103      821.2     7,228
7,228
             7,228
Duke-Weeks Realty Corp.    Common           264411505    1,094.9    56,150
56,150
                     56,150
Electro Scientific Ind.    Common           285229100      975.0    18,300
18,300
             18,300
Emerson Electric           Common           291011104    1,572.2    24,882
24,882
              24,882
Expeditors Int'l Wash.     Common           302130109    3,114.7    97,050
97,050
                97,050
Exxon                      Common           302290101    2,464.0    32,421
32,421
         32,421
Fifth Third Bancorp        Common           316773100      277.1     4,555
4,555
             4,555
Fleet Boston Corp.         Common           33901A108      510.6    13,942
13,942
               13,942
General Electric           Common           369604103    1,399.9    11,807
11,807
            11,807
Genzyme                    Common           372917104    1,214.0    26,940
26,940
           26,940
Gilead Sciences Inc.       Common           375558103      494.8     7,708
7,708
             7,708
Gillette Company           Common           375766102    1,381.3    40,700
40,700
               40,700
GTE Corp.                  Common           362320103    1,181.0    15,363
15,363
            15,363
Harmonic, Inc.             Common           413160102    2,448.2    18,715
18,715
             18,715
Henry (Jack) & Assoc., Inc.Common           426281101    1,340.1    36,280
36,280
                    36,280
Hewlett Packard            Common           428236103    1,708.4    18,825
18,825
              18,825
HI/FN, Inc.                Common           428358105      373.7     3,390
3,390
         3,390
Home Depot                 Common           437076102      218.1     3,178
3,178
            3,178
Huntington Bancshares      Common           446150104      373.1    14,047
14,047
                 14,047
IBM                        Common           459200101      310.7     2,568
2,568
      2,568
Illinois Tool Works        Common           452308109    2,698.9    36,197
36,197
               36,197
Intel                      Common           458140100    4,741.4    63,804
63,804
      63,804
John Hancock Bk & Thrift   Sh.Ben.Int       409735107    1,226.2   144,262
144,262
                    144,262
Jones Pharma Inc.          Common           480236108      395.6    12,000
12,000
              12,000
Keane, Inc.                Common           486665102    1,144.6    50,175
50,175
          50,175
KeyCorp                    Common           493267108      461.4    17,876
17,876
          17,876
Landec Corp.               Common           514766104      149.1    29,100
29,100
            29,100
Lands End Inc.             Common           515086106    1,800.2    27,275
27,275
             27,275
Leggett & Platt            Common           524660107      228.8    11,620
11,620
            11,620
LG&E Energy Corp.          Common           501917108      440.5    20,731
20,731
                  20,731
Matria Healthcare Inc.     Common           576817100      475.3    80,900
80,900
               80,900
Matrix Pharmaceutical      Common           576844104      452.7    79,600
79,600
                79,600
Mattel Inc.                Common            577081102   1,241.0    65,314
65,314
          65,314
McDonald's                 Common           580135101    1,842.1    42,591
42,591
            42,591
Medtronic, Inc.            Common           585055106      249.2     7,006
7,006
           7,006
Merck                      Common           589331107      718.6    11,088
11,088
        11,088
MFS Multimarket Income TrusSh.Ben.Int        552737108     326.6    54,433
54,433
                      54,433
Microsoft                  Common           594918104    2,734.9    30,199
30,199
          30,199
Morgan Stanley Emerg Mkts FCommon           61744G107      558.8    50,800
50,800
                        50,800
Minnesota Mining & Mfg.    Common            604059105     296.1     3,082
3,082
                   3,082
Mobil Corp.                Common           607059102      339.3     3,368
3,368
          3,368
Morton Industrial Group, InCommon           619328107      177.0    42,906
42,906
                   42,906
National City              Common           635405103      361.0    13,528
13,528
          13,528
Neogen                     Common           640491106    1,111.9   177,900
177,900
          177,900
Netrix Corp.               Common           641148101      106.9    38,000
38,000
          38,000
Newell Rubbermaid Inc.     Common           651229106      205.7     7,200
7,200
                 7,200
Nisource Inc. (NIPSCO)     Common           65473P105      596.8    26,976
26,976
                   26,976
Nortel Networks Corp.      Common           656569100    3,354.7    65,779
65,779
                  65,779
Novamed, Inc.              Common           66986S107       18.8    20,000
20,000
            20,000
NUMED Home Health Care Inc.Common           67052T201        4.6    23,110
23,110
                         23,110
Omnicom Group Inc.         Common           681919106    1,488.7    18,800
18,800
                  18,800
Oppenheimer Multi-Sector InSh.Ben.Int       683933105      118.9    14,200
14,200
                   14,200
Parametric Technology Corp Common           699173100    2,028.4   150,250
150,250
                       150,250
PepsiCo Inc.               Common           713448108    2,012.4    65,981
65,981
           65,981
PetsMart Inc.              Common           716768106      114.9    30,900
30,900
           30,900
Power Integrations, Inc.   Common           741477103      802.4    11,587
11,587
                11,587
Procter & Gamble           Common           742718109    2,540.4    27,098
27,098
                27,098
Qwest Com Intl Inc         Common           749121109    1,943.2    65,732
65,732
                65,732
R & B Falcon Corp.         Common           74912E101      280.0    21,330
21,330
                21,330
Royal Dutch Petroleum      Common           780257804    2,639.6    44,692
44,692
                   44,692
SCI Systems Inc.           Common           783890106      233.3     5,250
5,250
            5,250
Schering Plough            Common           806605101    1,369.0    31,380
31,380
              31,380
Schlumberger Ltd.          Common           806857108      280.4     4,500
4,500
             4,500
Sky Financial Group, Inc.  Common           83080P103      368.4    15,675
15,675
                 15,675
Sovereign Bancorp          Common           845905108    1,338.6   147,200
147,200
                 147,200
Stericycle Inc.            Common           858912108      791.3    53,875
53,875
          53,875
Steris Corp.               Common           859152100    2,382.9   173,300
173,300
           173,300
TRO Learning Inc.          Common           87263r109      395.0    68,700
68,700
              68,700
TRW                        Common           872649108      611.0    12,281
12,281
        12,281
Templeton Global Inc.Fund  Common           880198106      756.3   114,156
114,156
                     114,156
Ventana Medical Systems    Common           92276H106      749.7    44,100
44,100
                    44,100
Vitesse Semiconductor Corp.Common           928497106    2,494.2    29,215
29,215
                      29,215
Walgreen                   Common           931422109      385.7    15,200
15,200
         15,200
Warner-Lambert             Common           934488107    1,094.7    16,493
16,493
               16,493
Watson Pharmaceuticals Inc Common           942683103    2,582.8    84,510
84,510
                     84,510
Wells Fargo Company        Common            949740104   1,353.4    34,154
34,154
                   34,154


13F REPORT 3RD Q 1999                      GRAND TOTAL 122,386.6

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